Convertible Debt (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 D Y	Dec. 31, 2003	Dec. 31, 2010
Convertible Debt
Face amount of the Notes		$ 100,000,000
Conversion price of the Notes (in dollars per share)	$ 25.79
Number of consecutive trading days used to determine the conversion obligation on the Notes	5
Minimum percentage of the conversion price per ordinary share which the closing sales price of the entity's common stock must exceed from issuance to July 15, 2022 in order for the Notes to be convertible	115.00%
Minimum percentage of the conversion price per ordinary share which the closing sales price of the entity's common stock must exceed from July 15, 2022 to July 15, 2023 in order for the Notes to be convertible	115.00%
Percentage of principal amount at which the company may redeem for cash all or part of the Notes on or after July 15, 2012	100.00%
Percentage of the principal amount at which the notes are redeemable due to a change of control	100.00%
Criteria to be classified as current liability, maximum maturity period (in years)	1
Number of ordinary shares issued to settle conversion requests	3.8
Equivalent value of ordinary shares issued to settle conversion requests	96,800,000
Convertible debt amount	$ 2,200,000		$ 99,000,000